STOCK-BASED COMPENSATION (Details Narrative) - Ensysce Biosciences, Inc [Member] - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		67,487,788		71,813,169	86,858,704				43,544,606
Common Stock, Capital Shares Reserved for Future Issuance		106,722,288
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				2,000,000	45,300,000
Share-based Payment Arrangement, Expense			$ 0
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense		$ 43,820	$ 32,486	$ 178,679	$ 6,035,433
Option Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares					45,300,000
Option Valuation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0	$ 0.15	$ 0.14	$ 0.13
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 115,633		$ 159,453	$ 48,438
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term				2 years 4 months 17 days
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		2 years 1 month 6 days
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					10,100,000
Chief Executive Officer [Member] | Option Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					10,100,000
Directors and Consultants [Member] | Option Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					35,200,000
Board of Directors [Member] | Option Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			1,000,000	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Option, Nonvested, Weighted Average Exercise Price			$ 0.22	$ 0.22
2016 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues						100,000,000
2016 Stock Incentive Plan [Member] | Employees and Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				61,265,500	78,265,500
2016 Stock Incentive Plan [Member] | Board and Stockholders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance							100,000,000	75,000,000
2019 Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues	2,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		2,200,000		2,300,000
2019 Directors Plan [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				2,300,000	300,000
Legacy Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		4,022,288		8,247,669	8,293,204